Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

Note 9 — LEASES

Finance leases as lessee

As of December 31, 2024 and 2025, the Company has finance leases on its consolidated balance sheets for hire purchase of motor vehicle and lease of office equipment.

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Liabilities
Finance lease liabilities – current	45,032	42,062	32,710
Finance lease liabilities – non-current	80,476	38,415	29,874
Total	125,508	80,477	62,584

As of December 31, 2024 and 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	142,370
Leased office equipment	71,434	71,434	55,551
Less: Accumulated amortization	(135,482)	(179,116)	(139,292)
Right-of-use assets (finance lease), net	119,025	75,391	58,629

Information related to finance lease activities during the periods are as follows:

	For the Years Ended December 31,
	2024	2025	2025
	S$	S$	$
Finance lease expenses
Amortization	52,031	43,633	33,932
Interest of financing lease liabilities	8,267	5,140	3,997

Future finance lease payments as of December 31, 2025 are detailed as follows:

Finance leases	S$	$
2026	44,846	34,875
2027	29,388	22,854
2028 and hereafter	10,249	7,970
Total future lease payment	84,483	65,699
Less: Imputed interest	(4,006)	(3,115)
Present value of finance lease liabilities	80,477	62,584
Less: Current portion	(42,062)	(32,710)
Long-term potion of finance lease liabilities	38,415	29,874

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2024	2025
Weighted average remaining lease term (Years)
Finance leases	2.91	2.07

Weighted average discount rate (%)
Finance leases	5.21	5.13

Operating leases as lessee

As of December 31, 2024 and 2025, the Company has presented the operating leases of the leased buildings in its consolidated balance sheet.

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Liabilities
Operating lease liabilities – current	170,776	328,848	255,734
Operating lease liabilities – non-current	96,921	69,156	53,780
Total	267,697	398,004	309,514

As of December 31, 2024 and 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Leasehold buildings	717,262	1,181,216	918,591
Less: Accumulated amortization	(445,607)	(773,472)	(601,503)
Right-of-use assets (operating lease), net	271,655	407,744	317,088

Information related to operating lease activities during the periods are as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Operating lease expenses
Amortization	129,675	173,256	327,866	254,970
Interest of operating lease liabilities	7,157	6,576	18,366	14,282

Future operating lease payments as of December 31, 2025 are detailed as follows:

Operating leases	S$	$
2026	338,891	263,544
2027 and hereafter	69,640	54,157
Total future lease payment	408,531	317,700
Less: Imputed interest	(10,527)	(8,186)
Present value of operating lease liabilities	398,004	309,514
Less: Current portion	(328,848)	(255,734)
Long-term potion of operating lease liabilities	69,156	53,780

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2024	2025
Weighted average remaining lease term (Years)
Operating leases	1.56	1.17

Weighted average discount rate (%)
Operating leases	3.42	4.59